Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Narrative (Details) - Maximum	3 Months Ended
Mar. 31, 2021
Commercial Paper [Member]
Other investment securities:
Debt term of Maturity	365 days
Corporate securities
Other investment securities:
Debt term of Maturity	18 months